Segment Information - Net Revenues by Product Lines (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 8,082	$ 8,493	$ 9,735
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	38	45	49
Sense & Power and Automotive Products (SP&A) [Member]
Segment Reporting Information [Line Items]
Net revenues	4,775	4,622	5,120
Sense & Power and Automotive Products (SP&A) [Member] | Automotive ("APG") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,668	1,554	1,678
Sense & Power and Automotive Products (SP&A) [Member] | Industrial & Power Discrete ("IPD") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,801	1,747	2,104
Sense & Power and Automotive Products (SP&A) [Member] | Analog & MEMS ("AMS") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,306	1,320	1,335
Sense & Power and Automotive Products (SP&A) [Member] | Other SPA [Member]
Segment Reporting Information [Line Items]
Net revenues		1	3
Embedded Processing Solutions (EPS) [Member]
Segment Reporting Information [Line Items]
Net revenues	3,269	3,826	4,566
Embedded Processing Solutions (EPS) [Member] | Digital Convergence Group ("DCG") [Member]
Segment Reporting Information [Line Items]
Net revenues	735	888	1,084
Embedded Processing Solutions (EPS) [Member] | Imaging, Bi-CMOS ASIC and Silicon Photonics ("IBP") [Member]
Segment Reporting Information [Line Items]
Net revenues	462	437	722
Embedded Processing Solutions (EPS) [Member] | Microcontrollers, Memory & Security ("MMS") [Member]
Segment Reporting Information [Line Items]
Net revenues	1,367	1,147	1,175
Embedded Processing Solutions (EPS) [Member] | Wireless ("WPS") [Member]
Segment Reporting Information [Line Items]
Net revenues	704	1,345	1,552
Embedded Processing Solutions (EPS) [Member] | Other EPS [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 1	$ 9	$ 33